LIABILITIES AND DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LIABILITIES AND DEBT
LIABILITIES AND DEBT

NOTE 7: LIABILITIES AND DEBT

Accrued Expenses and Other Liabilities

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of September 30, 2021 and December 31, 2020:

	September 30,	December 31,
	2021	2020
Accrued expenses	$266,646	$92,074
Reserve for returns	20,041	5,229
Payroll related liabilities	1,253,639	843,704
Sales tax liability	242,021	196,410
Other liabilities	71,607	108,229
	$1,853,954	$1,245,646

Certain liabilities including sales tax and payroll related liabilities maybe be subject to interest in penalties. As of September 30, 2021 and December 31, 2020, payroll related labilities included approximately $262,000 and $152,000 in estimated penalties associated with accrued payroll taxes.

Venture Debt

In March 2017, the Company entered into a senior credit agreement with an outside lender for up to $4,000,000, dependent upon the achievement of certain milestones. Through various amendments to the agreement, the credit agreement has been increased to approximately $6,000,000. The loan bears interest at 12.5% per annum, compounded monthly, plus fees currently at $5,000 per month. In March 2021, the Company and the lender agreed to extend the maturity date of the credit agreement to December 31, 2022, with certain payments due as follows. If the Company consummated a follow on public offering on or before July 31, 2021, the Company was required to make a $3,000,000 payment on the loan within five business days after such public offering. In addition, if the Company consummated an additional follow-on offering thereafter on or before September 30, 2021, the Company was required to make another $3,000,000 payment on the loan within five business days after such public offering. If the Company did not consummate the initial follow on offering or, if the Company did not consummate the aforementioned second follow-on offering by September 30, 2021, the Company was required to make a $300,000 payment on the loan by September 30, 2021. As of the filing date of these financial statements, the Company and the lender agreed to defer the September 30, 2021 payment to December 15, 2021. As of the filing date, of these financial statements, all defaults were cured and there are no additional expected defaults in the next twelve months. Therefore, as of September 30, 2021, all venture debt is included as non-current with the exception of $300,000 included as current liabilities.

As of September 30, 2021 and December 31, 2020, the gross loan balance was $6,001,755.

The lender was also granted warrants to purchase common stock representing 1% of the fully diluted capitalization of the Company for each $1,000,000 of principal loaned under the agreement, which was increased to 1.358% during 2019. The relative fair value of the warrants is initially recorded as a discount to the note, which is amortized over its term. See Note 10 for further detail.

For the nine months ended September 30, 2021 and 2020, $147,389 and $144,974 of these loan fees and discounts from warrants were amortized to interest expense, leaving unamortized balances of $0 and $147,389 as of September 30, 2021 and December 31, 2020, respectively.

Interest expense for the three and nine months ended September 30, 2021 and 2020 was $189,096 and $323,807, and $591,123 and $658,730, respectively. Effective interest rate on the loan for the nine months ended September 30, 2021 and 2020 was 13.4% and 14.0%, respectively.

Convertible Debt

2020 Regulation CF Offering

During the year ended December 31, 2020, the Company received gross proceeds of $450,308 from a Regulation CF convertible debt offering. In 2021, the Company received additional gross proceeds of $473,650. Interest was 6% per annum and the debt was due October 30, 2022.

Upon closing of the IPO, the outstanding principal and accrued and unpaid interest of $16,942 was converted into 319,661 shares of common stock based on the terms of the notes. Total issuances costs were $69,627, which was recognized as a debt discount and was amortized in 2021 through the date of IPO when such debt converted. During the nine months ended September 30, 2021, $27,894 of the debt discount was amortized to interest expense.

2020 Regulation D Offering

Concurrently with the offering above, in 2021 and 2020 the Company received gross proceeds of $55,000 and $800,000, respectively, from a Regulation D convertible debt offering. The debt accrued interest at a rate of 14% per annum with a maturity date of nine months from the date of issuance. The debt was contingently convertible and contains both automatic and optional conversions. The debt converted automatically upon an initial public offering of at least $10,000,000 in gross proceeds at a price per share equal to 50% of the IPO price. Issuance costs on the aggregate funds totaled $100,000. In addition, the Company issued 512 warrants to purchase common stock in connection with the notes. The issuance costs and warrants are recognized as a debt discount and were amortized in 2021 through the date of IPO when such debt converted. The fair value of the warrants was determined to be negligible.

Upon closing of the IPO, $755,000 in outstanding principal and approximately $185,000 of the accrued and unpaid interest was converted into 453,437 shares of common stock. As of September 30, 2021, there was $100,000 remaining in outstanding principal that was not converted into equity.

During the three and nine months ended September 30, 2021, $0 and $100,000 of debt discount was amortized to interest expense. The Company recorded an additional $132,609 in default interest expense upon conversion of these notes.

2019 Regulation D Offering

For the year ended December 31, 2019, the Company received gross proceeds of $799,280 from a Regulation D convertible debt offering. The debt accrued interest at a rate of 12% per annum with a maturity date of thirty-six months from the date of issuance. The debt was contingently convertible and contained both automatic and optional conversions. The debt converts automatically upon an initial public offering at $2.19 per share. If, prior to maturity there is a change in control event, the holders of a majority of the debt can vote to convert two times the value of the principle, with accrued interest being eliminated, at 1) the fair market value of the company’s common stock at the time of such conversion, 2) $2.19 per share, 3) dividing the valuation cap ($9,000,000) by the pre-money fully diluted capitalization.

Upon closing of the IPO, the outstanding principal was converted into 362,055 shares of common stock.

Convertible Promissory Note

On August 27, 2021, the Company entered into a Securities Purchase Agreement with Oasis Capital, LLC (“Oasis Capital”) further to which Oasis Capital purchased a senior secured convertible note (the “Oasis Note”), with an interest rate of 6% per annum, having a face value of $5,265,000 for a total purchase price of $5,000,000, secured by an all assets of the Company.

The Oasis Note, in the principal amount of $5,265,000, bears interest at 6% per annum and is due and payable 18 months from the date of issuance, unless sooner converted. The Oasis Note is convertible at the option of Oasis Capital into shares of the Company’s common stock at a conversion price (the “ Oasis Conversion Price”) which is the lesser of (i) $3.601, and (ii) 90% of the average of the two lowest volumed weighted average prices (“VWAPs’) during the five consecutive trading day period preceding the delivery of the notice of conversion. Oasis Capital is not permitted to submit conversion notices in any thirty day period having conversion amounts equaling, in the aggregate, in excess of $500,000. If the Oasis Conversion Price set forth in any conversion notice is less than

$3.00 per share, the Company, at its sole option, may elect to pay the applicable conversion amount in cash rather than issue shares of its common stock.

In connection with the issuance of the Oasis Note, the Company entered into a security agreement (the “Security Agreement”) pursuant to which the Company agreed to grant Oasis Capital a security interest in substantially all of its assets to secure the obligations under the Oasis Note and a registration rights agreement with Oasis Capital (the “Oasis Note RRA”). The Oasis Note RRA provides that the Company shall file a registration statement registering the shares of common stock issuable upon conversion of the Oasis Note no later than 60 days from the date of the Oasis Note and take commercially reasonable efforts to cause such registration statement to be effective with the SEC no later than 90 days from the date of the Oasis Note.

In connection with the issuance of the Oasis Note, each of the Company’s subsidiaries entered into a security agreement and a subsidiary guarantee in favor of Oasis Capital pursuant to which such subsidiaries granted Oasis Capital a security interest in substantially all their assets and guarantee the obligations of the Company under the Oasis Note.

The Company received net proceeds, after the original issue discount and issuance costs, of $4,550,000. As such, the Company recognized a debt discount of $715,000 which will be amortized over the life of the note.

The Company evaluated the terms of the conversion features of the Oasis Note as noted above in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock, and determined they are not indexed to the Company’s common stock and that the conversion features meet the definition of a liability. The Oasis Note contains an indeterminate number of shares to settle with conversion options outside of the Company’s control. Therefore, the Company bifurcated the conversion feature and accounted for it as a separate derivative liability. Upon issuance of the Oasis Note, the Company recognized a derivative liability at fair value of $1,858,887, which is recorded as a debt discount and will amortized over the life of the note.

During the three months ended September 30, 2021, the Company amortized $102,772 of debt discount to interest expense. As of September 30, 2021, the net balance of the Oasis Note, after unamortized debt discount of $2,471,615, was $2,793,385.

Interest expense for the three months ended September 30, 2021 was $26,325.

Loan Payable — PPP and SBA Loan

In April 2020, the Company and Bailey each entered into a loan with a lender in an aggregate principal amount of $203,994 and $1,347,050, respectively, pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief, and Economic Security (CARES) Act. In February 2021, Bailey entered into an 2nd Round PPP Loan for a principal amount of $1,347,050. In May 2021, the Company entered into an 2nd Round PPP loan for a principal amount of $204,000.The PPP Loans are evidenced by a promissory note (“Note”). Subject to the terms of the Note, the PPP Loans bear interest at a fixed rate of one percent (1%) per annum, with the first six months of interest deferred, has an initial term of two years, and is unsecured and guaranteed by the Small Business Administration. The Company may apply to the Lender for forgiveness of the PPP Loan, with the amount which may be forgiven equal to the sum of payroll costs, covered rent, and covered utility payments incurred by the Company during the applicable forgiveness period, calculated in accordance with the terms of the CARES Act. The Note provides for customary events of default including, among other things, cross-defaults on any other loan with the lender. The PPP Loans may be accelerated upon the occurrence of an event of default. The loan proceeds were used for payroll and other covered payments including general operating costs and is expected to be forgiven in part based on current information available; however, formal forgiveness has not yet occurred as of the date of these financial statements.

The CARES Act additionally extended COVID relief funding for qualified small businesses under the Economic Injury Disaster Loan (EIDL) assistance program. On June 25, 2020 the Company was notified that their EIDL application was approved by the Small Business Association (SBA). Per the terms of the EIDL agreement, the Company received total proceeds of $150,000. The Loan matures in thirty years from the effective date of the Loan and has a fixed interest rate of 3.75% per annum. As of September 30, 2021, Harper & Jones had an outstanding loan under the EIDL program of $148,900.

Loan Payable

In May 2021, H&J entered into a loan payable with a bank and received proceeds of $75,000. The line bears interest at 7.76% and matures in December 2025. As of September 30, 2021, the outstanding balance was $72,269.

Note Payable – Related Party

As of September 30, 2021, H&J had an outstanding note payable of $299,489 owned by the H&J Seller. The note matures on July 10, 2022 and bears interest at 12% per annum.

Promissory Note Payable

As noted in Note 4, the Company issued a promissory note in the principal amount of $4,500,000 to the Bailey Holders pursuant to the Bailey acquisition. In February 2021, the maturity date of the agreement was extended from December 31, 2020 to July 31, 2021. In August 2021, the maturity date was further extended to December 31, 2022. The Company is required to make prepayments of $2,000,000 to $4,000,000 if the Company completes a secondary public offering. If a public offering is not consummated before October 31, 2021 and June 30, 2022, the Company shall repay 10% of the outstanding principal at each date. The note incurs interest at 12% per annum. Upon the IPO closing, the Company repaid $1,000,000 of the outstanding principal on this note in May 2021. As of September 30, 3021, $3,500,000 remained outstanding, of which $655,000 is included in current liabilities based on the provisions above.

Interest expense was $105,000 and $135,000 for the three months ended September 30, 2021 and 2020, and $389,000 and $337,500 for the nine months ended September 30, 2021 and 2020, respectively, all of which was accrued and unpaid as of September 30, 2021.

In April 2021, the Company entered into a promissory note in the principal amount of $1,000,000. The Company received $810,000 in proceeds, net of issuance costs and original issue discount. Additionally, the Company issued 120,482 warrants to the lender and 20,000 shares of common stock to the underwriter, both of which was recorded as a debt discount at the time of the loan. The fair value of the warrants and shares recorded as a debt discount was $73,958. Upon the closing of the IPO, the note was repaid in full. The entire debt discount of $263,958 was amortized to interest expense upon repayment of the note.

NOTE 7: LIABILITIES AND DEBT

Accrued Expenses and Other Liabilities

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Accrued expenses	$92,074	$188,341
Reserve for returns	5,229	100,000
Payroll related liabilities	843,704	412,155
Sales tax liability	196,410	156,707
Other liabilities	108,230	264,114
	$1,245,646	$1,121,317

Certain liabilities including sales tax and payroll related liabilities maybe be subject to interest in penalties. As of December 31, 2020, payroll related labilities included approximately $152,000 in estimated penalties associated with accrued payroll taxes.

Venture Debt

In March 2017, the Company entered into a senior credit agreement with an outside lender for up to $4,000,000, dependent upon the achievement of certain milestones. The initial close amount was a minimum of $1,345,000. The loan bears interest at 12.5% per annum, compounded monthly, plus fees. A 5% closing fee is due upon each closing, legal and accounting fees of up to $40,000, and management fees of $4,167-$5,000 per month. The loan requires monthly payments of interest commencing March 31, 2017, and a balloon payment for the full principal amount at the pre-amended maturity date in June 2021. In March 2021, the Company and its senior credit facility agreed to extend the maturity date of the credit agreement to December 31, 2022, with certain payments due as follows. If the Company consummates a follow on public offering on or before July 31, 2021, the Company is required to make a $3,000,000 payment on the loan within five business days after such public offering. In addition, if the Company consummates an additional follow-on offering thereafter on or before September 30, 2021, the Company is required to make another $3,000,000 payment on the loan within five business days after such public offering. If the Company does not consummate the initial follow on offering or, if the Company does but does not consummate the aforementioned second follow-on offering by September 30, 2021, the Company is required to make a $300,000 payment on the loan by September 30, 2021. While the Company has current plans to conduct a follow-on offering prior to July 31, 2021 and September 30, 2021, the Company may effect such an offering if market conditions are favorable for such an offering and should the representative agree to waive the standstill provision set forth herein. There is no assurance that even if market conditions are favorable that the representative will waive the standstill provision. In such a case the Company anticipates to make any required payments under its senior credit facility from cash generated from operations. The Company’s credit agreement contains negative covenants that, subject to significant exceptions, limit its ability, among other things to make restricted payments, pledge assets as security, make investments, loans, advances, guarantees and acquisitions, or undergo other fundamental changes. A breach of any of these covenants could result in a default under the credit facility and permit the lender to cease making loans to the Company. If for whatever reason the Company has insufficient liquidity to make scheduled payments under the Company’s credit facility or to repay such indebtedness by the schedule maturity date, the Company would seek the consent of the Company’s senior lender to modify such terms. Although the Company’s senior lender has previously agreed to seven prior modifications of the Company’s credit agreement, there is no assurance that the senior lender will agree to any such modification and could then declare an event of default. Upon the occurrence of an event of default under the credit agreement, the lender could elect to declare all amounts outstanding thereunder to be immediately due and payable. The Company has pledged all of its assets as collateral under the Company’s credit facility. If the lender accelerates the repayment of borrowings, the Company may not have sufficient assets to repay them and the Company could experience a material adverse effect on its financial condition and results of operations.

Repayment is accelerated upon a change in control, as defined in the agreement. The loan is senior to all other debts and obligations of the Company, is collateralized by all assets of the Company, and shares of the Company’s common stock pledged by officers of the Company. As of December 31, 2020 and 2019, the gross loan balance is $6,001,755 and $4,542,544, resulting from cash disbursed to the Company and considerations for outstanding interest of $1,459,211 and, $508,249 including loan fees of $60,000 and $34,296, charged to the loan balance, respectively. The Company failed to comply with certain debt covenants during the year ended December 31, 2020. Accordingly, as of December 31, 2020 and 2019, the venture debt is shown as a current liability.

The lender was also granted warrants to purchase common stock representing 1% of the fully diluted capitalization of the Company for each $1,000,000 of principal loaned under the agreement, which was increased to 1.358% during 2019. During the year ended December 31, 2020, the Company granted 493,462 common stock warrants, to the lender with an exercise price of $2.50 per share and a ten-year contractual life. During 2019, the Company granted 128,667 common stock warrants to the lender with an exercise price of $2.50 per share and a ten-year contractual life. As discussed in Note 10, during the years ended December 31, 2020 and 2019, warrants associated with the venture debt were valued at $184,191 and $49,928, respectively. The relative fair value of the warrants was initially recorded as a discount to the note, which is amortized over its term.

For the years ended December 31, 2020 and 2019, $241,878 and $149,948 of these loan fees and discounts from warrants were amortized to interest expense, leaving unamortized balances of $147,389 and $225,720 as of December 31, 2020 and 2019, respectively. Unamortized balances are expected to be amortized through December 2022, the maturity date of the loan.

Interest expense and effective interest rate on this loan for the years ended December 31, 2020 and 2019 was $770,277 and $624,127, and 14.6% and 17.7%, all respectively.

Convertible Debt

2020 Regulation CF Offering

During the year ended December 31, 2020, the Company received gross proceeds of $450,308 from a Regulation CF convertible debt offering. The terms of the Regulation CF convertible debt offering are (1) a conversion upon a Qualified Financing. In the event that the Company issues and sells shares of its equity securities (“Equity Securities”) to investors (the “Investors”) while this Note remains outstanding in an equity financing with total proceeds to the Company of not less than $1,000,000 (excluding the conversion of the Notes) (a “Qualified Financing”), then the outstanding principal amount of this Note and any unpaid accrued interest shall automatically convert in whole without any further action by the Holder into Equity Securities sold in the Qualified Financing at a conversion price equal to the price paid per share for Equity Securities by the Investors in the Qualified Financing multiplied by 0.7. The issuance of Equity Securities pursuant to the conversion of this Note shall be upon and subject to the same terms and conditions applicable to Equity Securities sold in the Qualified Financing, and (2) simple interest on the outstanding principal amount at the rate of 6% per annum. All unpaid interest and principal shall be due and payable upon request the Majority Holders on or after October 30, 2022. The gross proceeds could change based on the final closing amount that WeFunder funds from the investment commitments in escrow. As of December 31, 2020, issuance costs totaled $33,773, which is recognized as a debt discount and will be amortized over the life of the notes.

2020 Regulation D Offering

Concurrently with the offering above, the Company received gross proceeds of $800,000 from a Regulation D convertible debt offering. The debt accrues interest at a rate of 14% per annum with a maturity date of nine months from the date of issuance. The debt is contingently convertible and contains both automatic and optional conversions. The debt converts automatically upon an initial public offering of at least $10,000,000 in gross proceeds at a price per share equal to 50% of the IPO price. Upon the maturity date, the holders shall have the right to convert the debt at $23.44 per share. If, after the lock-up period, the price of the common stock is less than 50% of the IPO price, the Company shall issue additional shares to the holder as if the IPO price had been the closing price as of the day after the lock-up period. As the debt is not currently convertible and ultimate number of shares is not known, it is not included in dilutive share counts. As of December 31, 2020, issuance costs totaled $100,000 all of which remain unamoritzed as the related debts were received near year end. In addition, the Company issued 512 warrants to purchase common stock in connection with the notes. The issuance costs and warrants are recognized as a debt discount and will be amortized over the life of the notes. The fair value of the warrants were determined to be negligible.

2019 Regulation D Offering

For the year ended December 31, 2019, the Company received gross proceeds of $799,280 from a Regulation D convertible debt offering. The debt accrues interest at a rate of 12% per annum with a maturity date of thirty-six months from the date of issuance. The debt is contingently convertible and contains both automatic and optional conversions. The debt converts automatically upon an initial public offering at $2.19 per share. If, prior to maturity there is a change in control event, the holders of a majority of the debt can vote to convert two times the value of the principle, with accrued interest being eliminated, at 1) the fair market value of the company’s common stock at the time of such conversion, 2) $2.19 per share,3) dividing the valuation cap ($9,000,000) by the pre-money fully diluted capitalization. Upon maturity and vote of the majority investors, principal balances can be converted into common stock at the quotient by dividing the valuation cap by the fully diluted capitalization. As the debt is not currently convertible and ultimate number of shares is not known, it is not included in dilutive share counts.

Loan Payable — PPP and SBA Loan

In April 2020, the Company and Bailey each entered into a loan with a lender in an aggregate principal amount of $203,994 and $1,347,050, respectively, pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The PPP Loan is evidenced by a promissory note (“Note”). Subject to the terms of the Note, the PPP Loan bears interest at a fixed rate of one percent (1%) per annum, with the first six months of interest deferred, has an initial term of two years, and is unsecured and guaranteed by the Small Business Administration. The Company may apply to the Lender for forgiveness of the PPP Loan, with the amount which may be forgiven equal to the sum of payroll costs, covered rent, and covered utility payments incurred by the Company during the applicable forgiveness period, calculated in accordance with the terms of the CARES Act. The Note provides for customary events of default including, among other things, cross-defaults on any other loan with the lender. The PPP Loan may be accelerated upon the occurrence of an event of default. The loan proceeds were used for payroll and other covered payments and is expected to be forgiven in part based on current information available; however, formal forgiveness has not yet occurred as of the date of these financial statements.

The CARES Act additionally extended COVID relief funding for qualified small businesses under the Economic Injury Disaster Loan (EIDL) assistance program. On June 25, 2020 the Company was notified that their EIDL application was approved by the Small Business Association (SBA). Per the terms of the EIDL agreement, the Company received total proceeds of $150,000. The Loan matures in thirty years from the effective date of the Loan and has a fixed interest rate of 3.75% per annum.

Promissory Note Payable

As noted in Note 4, the Company issued a promissory note in the principal amount of $4,500,000 to the Bailey Holders pursuant to the Bailey acquisition. In February 2021, the maturity date of the agreement was extended from December 31, 2020 to July 31, 2021. The note incurs interest at 12% per annum.Interest expense was $472,500 for the year ended December 31, 2020, all of which was accrued and unpaid as of December 31, 2020.